Shareholder Report, Holdings (Details) - C000249324	Oct. 31, 2025
StateTexas
Holdings [Line Items]
Percent of Net Asset Value	11.20%
StateNew York
Holdings [Line Items]
Percent of Net Asset Value	9.00%
StateVirginia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
StateGeorgia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
StateColorado
Holdings [Line Items]
Percent of Net Asset Value	6.20%
StateCalifornia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
StateMaryland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
StateAlabama
Holdings [Line Items]
Percent of Net Asset Value	4.20%
StateArizona
Holdings [Line Items]
Percent of Net Asset Value	4.10%
State Other Line
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Transportation
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Housing
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Special Tax
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Education
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Electric
Holdings [Line Items]
Percent of Net Asset Value	6.10%
General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	14.20%